UNITED STATES
       SECURITIES AND EXCHANGE COMMISSION
            WASHINGTON, DC  20549

               FORM 13F

             FORM 13F COVER PAGE
REPORT FOR THE CALENDAR YEAR OR QUARTER END: SEPTEMBER 30 1999

CHECK HERE IF AMENDMENT { };  AMENDMENT NUMBER:
THIS AMENDMENT (CHECK ONLY ONE); { } IS A RESTATEMENT
               { } ADDS NEW ENDINGS ENTRIES

INSTITUTIONAL INVENSTMENT MANAGER FILING THIS REPORT

NAME:          J.P.MORGAN CAPITAL CORP.
ADDRESS:       60 WALL STREET
               NEW YORK, NY 10260
13F FILE NUMBER:     28-490

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HERIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.

THE PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:          J EDMUND COLLOTON
TITLE:         VICE PRESIDENT
PHONE:            (212)648-9409
SIGNATURE, PLACE, AND DATE OF SIGNING:
J EDMUND COLLOTON     NEW  YORK, NEW YORK  SEPTEMBER 30 1999

REPORT TYPE (CHECK ONLY ONE):

{ }      13F HOLDINGS REPORT.

{X}      13F NOTICE.

{ }      13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                            FORM 13F INFORMATION TABLE                                     SEPTEMBER 30 1999             PAGE    242
                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (X$1000)  PRN AMT PRN CALL DSCRETN MANAGERS       SOLE   SHARED     NONE

S REPORT SUMMARY                  0 DATA RECORDS                   0           00 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED